Share Capital (Tables)	6 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares*	Number of shares*	Number of shares	RM	US$
Paid-up capital
Balance at June 30, 2025	43,740	10,000	53,740	575	142
New issued shares	-	-	-	-	-
Balance at December 31, 2025	43,740	10,000	53,740	575	142

*	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.